INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes
Income before taxes on income is comprised as follows:

	Year ended December 31,
	2016	2017	2018

Domestic income	$32,077	$13,937	$52,158
Foreign income (loss)	4,124	10,492	(315)

	$36,201	$24,429	$51,843

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2017	2018
Deferred tax assets:

Carry-forwards losses and credits	$11,703	$16,069
Capital losses carry-forwards	90	47
Research and development expenses	1,448	1,351
Deferred revenues	4,316	3,132
Share-based compensation	4,347	5,922
Accruals and other	1,183	1,524

Deferred tax assets before valuation allowance	23,087	28,045

Less: Valuation allowance	90	1,647

Net deferred tax assets	$22,997	$26,398

Deferred tax liabilities:

Intangible assets	$3,096	$2,621
Property and equipment and other	558	474

Deferred tax liabilities	$3,654	$3,095

Schedule of Income Taxes
Income taxes are comprised as follows:

	Year ended December 31,
	2016	2017	2018

Current	$9,207	$2,558	$11,827
Deferred	(1,130)	5,856	(7,056)

	$8,077	$8,414	$4,771

	Year ended December 31,
	2016	2017	2018

Domestic	$4,906	$3,033	$8,359
Foreign	3,171	5,381	(3,588)

	$8,077	$8,414	$4,771

Schedule of Reconciliation of Income Taxes
A reconciliation of the Company's theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2016	2017	2018

Income before income taxes	$36,201	$24,429	$51,843

Statutory tax rate	25.0%	24.0%	23.0%

Theoretical income tax expense	9,050	5,863	11,924

Excess tax benefits related to share-based compensation	-	(5,050)	(6,726)
Non-deductible expenses	2,569	2,081	3,011
Intra-entity intellectual property transfer	-	-	1,768
Unrecognized tax benefits	81	645	697
Foreign and preferred enterprise tax rates differential	(3,468)	(1,792)	(5,710)
Impact of Tax Cuts and Jobs Act of 2017	-	6,492	-
Other	(155)	175	(193)

Income tax expense	$8,077	$8,414	$4,771

Schedule of Unrecognized Tax Benefits
A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2017	2018

Opening balance	$474	$1,119
Increase related to prior year tax positions	348	404
Decrease related to expiration of statutes of limitations	-	(353)
Increase related to current year tax positions (including those related to acquisitions made during the year)	297	823

Closing balance	$1,119	$1,993